Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayments to suppliers	$ 268,111	$ 274,628
Deposits	136,241	137,583
Tax prepayment	65,145	65,561
Other receivables	5,438	5,504
Total prepaid expenses and other current assets	$ 474,935	$ 483,276